Acquired Assets And Assumed Liabilities Recorded At Fair Value For Chemdepo (Detail) (Chemdepo, Inc., USD $) In Thousands, unless otherwise specified	Mar. 30, 2011
Chemdepo, Inc.
Business Acquisition [Line Items]
Current assets	$ 666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)
Total purchase price	$ 1,350